Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Revenues (Expenses) from Related Party Transactions
Revenues (expenses) from such related party transactions were as follows:

	Year Ended December 31,
	2012	2011	2010
	$	$	$
Revenues(1)	89,075	94,751	81,105
Vessel operating expenses(2)	(5,148)	(5,562)	(4,976)
General and administrative(3)(4)	(60,296)	(59,459)	(48,716)
Interest expense(5)	(392)	(316)	(4,199)
Realized and unrealized loss on derivative instruments(6)	—	(12,186)	(5,658)
OCI(7)	—	—	131
Related party transactions from discontinued operations(8)	35,197	72,737	58,674

(1)	Revenue from long-term time-charter-out contracts and short-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation. The year ended December 31, 2011 includes $1.2 million recovered from Teekay Corporation for penalties accrued in respect of the Rio das Ostras which relate to a period prior to the acquisition of the unit by the Partnership.
(2)	Crew training fees charged by Teekay Corporation.
(3)	Commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.
(4)	Amounts are net of $4.9 million, $3.5 million and $3.8 million, respectively, during the years ended December 31, 2012, 2011, and 2010, of management fees for ship management services provided by the Partnership to a subsidiary of Teekay Corporation.
(5)	Guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility guaranteed by Teekay Corporation during the year ended December 31, 2012, interest paid to Teekay Corporation for financing the Partnership’s acquisition of an FPSO unit during the year ended December 31, 2010 and interest allocated from Teekay Corporation as a result of the Dropdown Predecessor during the years ended December 31, 2011 and 2010.
(6)	Realized/Unrealized losses on interest rate swaps allocated from Teekay Corporation as a result of the Dropdown Predecessor.
(7)	Other comprehensive income (or OCI) relating to hedging and designated foreign currency forward contracts allocated from Teekay Corporation as a result of the Dropdown Predecessor.
(8)	Related party transactions relating to five conventional tankers determined to be discontinued operations. This includes revenue from long-term time-charter-out contracts with subsidiaries or affiliates of Teekay Corporation, including the early termination fee described above; crew training fees charged by Teekay Corporation accounted for as vessel operating expenses; and commercial, technical, strategic and business development management fees charged by Teekay Corporation.